Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Apr. 02, 2014
SPDR SSgA Risk Parity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SPDR® SSgA Risk Parity ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR SSgA Risk Parity ETF (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below reflect the expenses of both the Fund and the Portfolio (defined below) and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below reflect the expenses of both the Fund and the Portfolio (defined below) and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The Fee Table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests substantially all of its assets in the SSgA Risk Parity Portfolio (the “Portfolio”), a separate series of the SSgA Master Trust with an identical investment objective as the Fund. As a result, the Fund invests indirectly through the Portfolio. SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) allocates the Portfolio’s assets among a variety of asset classes, market capitalization ranges, and market sectors selected by the Adviser.

The strategy seeks to offer portfolio diversification by allocating investments among a broad range of asset classes while implementing a risk parity approach to balancing risk. The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio. In order to implement this approach, the Adviser will generally increase exposure to lower risk assets, often through the use of derivatives, to have higher notional allocations than higher risk assets. The Portfolio targets an equal risk allocation from each of the three following major risk sources: equity risk, fixed income risk, and inflation risk. The Adviser expects to vary the Portfolio’s allocation to the various asset classes depending on market conditions to balance the risk among the three identified risk sources. The desired overall risk level of the Portfolio may be increased or decreased by the Adviser. There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or reduce volatility or potential loss.

In selecting investments for the Portfolio, the Adviser implements a risk allocation strategy based on proprietary models developed by the Adviser. Asset classes in which the Portfolio may invest include, but are not limited to, equity securities of small-, medium-, or large-capitalization U.S. or non-U.S. issuers (including real estate investment trusts and emerging markets issuers), debt securities of domestic or non-U.S. private or governmental issuers (including high yield bonds and floating rate notes), inflation-protected securities, and commodities investments.

The Adviser’s allocation policy involves adjusting the weightings of the Portfolio’s holdings of the various asset classes in a proactive manner in an effort to optimize the Portfolio’s risk/return ratio while complying with the Portfolio’s investment constraints. The Adviser will implement its asset allocation decisions primarily through investments in exchange traded products (“ETPs”), although the Portfolio may also invest directly in securities and derivatives instruments. ETPs include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts, and exchange traded notes (“ETNs”). The Portfolio may also invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. The Portfolio may also hold a portion of its assets in cash and cash instruments, including short-term investment vehicles managed by the Adviser or an affiliate.

The Adviser seeks an equal allocation of risk in the Portfolio and uses leverage to balance the Portfolio’s risk allocation. The Portfolio may obtain leverage through investments in derivatives or in other pooled investment vehicles that make use of leverage. Derivatives in which the Portfolio may invest include exchange traded futures contracts and, when such futures are not available, swap agreements. The Portfolio’s use of leverage may cause the Portfolio’s investment returns to be impacted by the performance of securities the Portfolio does not own and result in the Portfolio’s total investment exposure exceeding the value of its portfolio.

Although the Adviser may consider market conditions, asset projections and trading costs in purchasing or selling investments for the Portfolio, the Adviser may purchase, sell, or continue to hold an investment for the Portfolio whenever it believes that doing so may benefit the Portfolio, on the basis of any of the factors described above or any other factors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests.
EXCHANGE TRADED PRODUCTS RISK: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by the ETPs in which the Portfolio invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an Underlying ETF or market disruptions may cause the market price of the Underlying ETF to deviate from the value of the Underlying ETF’s investments, which may be exacerbated in less liquid markets. The value of an ETN may also differ from the valuation of its reference market due to changes in the issuer’s credit rating. By investing in ETPs, the Fund indirectly bears the Portfolio’s proportionate share of any fees and expenses (e.g., management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Portfolio’s and the Fund’s operations.

EQUITY INVESTING RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

DEBT SECURITIES INVESTING RISK: The value of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, or unrated securities considered to be of equivalent quality by the Adviser, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities without taking a discount, which could be significant. High yield securities also may present greater credit risk because such securities may be issued in connection with corporate restructuring by highly leveraged issuers or may not be current in the payment of interest or principal or in default.

INFLATION PROTECTED SECURITIES RISK: Inflation protected securities, such as TIPS, generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security’s value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio and, thus, the Fund.

U.S. TREASURY OBLIGATIONS RISK: Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the United States may cause the value of its Treasury obligations to decline.

FLOATING RATE NOTES INVESTING RISK: Floating rate notes protect investors against a rise in interest rates, but also may carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically (normally on a daily, monthly, quarterly or semiannual basis) by reference to a base lending rate. Because rates on floating rate notes reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in net asset value. Floating rate notes may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Portfolio needs to liquidate such loans.

DERIVATIVES: A derivative is a financial instrument the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Fund may invest in swaps and futures contracts. Swaps are contracts in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset in return for payments based on the return of a different specified rate, index or asset. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because the Fund could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party’s ability to meet its obligations cause the derivative to decline in value. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation, including with respect to derivatives instruments that the fund may trade. The impact of these regulatory changes on the markets, and the practical implications for market participants, may not be fully known for some time.

LEVERAGE RISK: Certain derivatives in which the Portfolio may invest may provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The effect of using leverage is to amplify the Portfolio’s gains and losses in comparison to the amount of the Portfolio’s assets at risk, thus causing the Portfolio to be more volatile. The Portfolio’s net asset value when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Portfolio to pay interest that may lower the Portfolio’s overall returns.

UNDERLYING LEVERAGED AND INVERSE ETF RISK. When the Portfolio invests in ETFs that seek to provide investment results that are the inverse or a positive or negative multiple of the performance of an underlying index, the Portfolio and, therefore, the Fund will indirectly be subject to the risk that the performance of such ETFs will fall as the performance of the ETF’s benchmark rises - a result that is the opposite from traditional mutual funds. In addition, the ETFs held by the Portfolio may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an ETF’s share price and the return on its investments. Accordingly, the value of the Portfolio’s investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Inverse and leveraged ETFs are designed to achieve their objectives for a single day only. For periods longer than a single day, a leveraged or inverse ETF will lose money when the level of the underlying index is flat over time, and it is possible that a leveraged or inverse ETF will lose money over time even if the level of the underlying index rises or, in the case of an inverse ETF, falls. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns.

TAX RISK: Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from the Portfolio’s investments in certain commodities-related investments may cause the Fund not to qualify as a regulated investment company. The Fund may invest up to 25% of its total assets in one or more ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Income from QPTPs is generally qualifying income. If an ETP fails to qualify as a QPTP, the income generated from the Fund’s investment in the ETP may not be qualifying income. The Fund will only invest in such an ETP if it intends to qualify as a QPTP, but there is no guarantee that each such ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of such ETPs as QPTPs. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to shareholders.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid and more volatile than the underlying shares in their primary trading market.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Portfolio and, therefore, the Fund, to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

COMMODITIES RISK: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

REAL ESTATE SECTOR RISK: Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, if applicable, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code and may fail to maintain exemption from the registration requirements of the 1940 Act.

MANAGEMENT RISK: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

PORTFOLIO TURNOVER RISK: The Portfolio may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Portfolio and, therefore, the Fund’s performance.

AFFILIATED ETP RISK: The Adviser may receive management or other fees from the ETPs (“Affiliated ETPs”) in which the Portfolio may invest, as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be retained by the Adviser may differ depending upon the Affiliated ETPs in which the Portfolio invests, there is a conflict of interest for the Adviser in selecting the Affiliated ETPs. In addition, the Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Portfolio and, therefore, the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad-based securities index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
SPDR SSgA Risk Parity ETF | SPDR SSgA Risk Parity ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets		[1],[2]
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
OTHER EXPENSES	rr_OtherExpensesOverAssets		[1],[4]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets		[1]
YEAR 1	rr_ExpenseExampleYear01
YEAR 3	rr_ExpenseExampleYear03

[1]	The Fee Table and the Example reflect the fees and expenses of both the Fund and the Portfolio.
[2]	The management fee paid to the Adviser (as defined below) is reduced by the proportional amount of the advisory fee, as well as acquired fund fees and expenses, of the Portfolio.
[3]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through the next twelve (12) months of operation.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.